Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2019
Payables And Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
11.	ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31,
	2018	2019
	RMB	RMB
Accrued payroll and welfare	39,700	69,269
Freight payable	50,680	63,084
Other tax payable	42,076	45,217
Product warranty	12,744	22,463
Installation fee payables	8,133	21,850
Marketing and promotion expenses	10,710	19,223
Refund liabilities	981	18,088
Professional fee payables	10,340	10,699
Deferred revenue	1,276	7,790
Other current liabilities	24,808	49,154
Total	201,448	326,837
Less: non-current portion	(518)	(1,795)
Accrued expenses and other liabilities-current portion	200,930	325,042

Product warranty activities were as follows:

Product Warranty
RMB
Balance at December 31, 2017	13,909
Provided during the year	19,775
Utilized during the year	(20,940)
Balance at December 31, 2018	12,744
Provided during the year	52,275
Utilized during the year	(42,556)
Balance at December 31, 2019	22,463